BUSINESS ACQUISITIONS - LaderaTech Acquisition (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 09, 2021	May 07, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Consideration transferred	$ 1,331,151
Payments to acquire businesses	$ 1,220,103
Contingent earn-out		$ 19,800
LaderaTech, Inc
Business Acquisition [Line Items]
Consideration transferred		21,832
Payments to acquire businesses		2,016
Contingent earn-out		19,816
Estimated fair value of contingent consideration			$ 20,000	$ 19,800
LaderaTech, Inc | Qualified Product List Payment
Business Acquisition [Line Items]
Contingent future payments		2,800		2,800
Contingent consideration payment			3,000
LaderaTech, Inc | Earnout Achievement Of Revenue Thresholds Through 2026
Business Acquisition [Line Items]
Contingent future payments		$ 17,000	20,000	17,000
Estimated fair value of contingent consideration			$ 20,000	$ 19,800